`AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 25, 2007

REGISTRATION NOS. 333-137942/811-03240

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post Effective Amendment No. 2 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 137 [X]

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

(EXACT NAME OF REGISTRANT)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

(NAME OF DEPOSITOR)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713) 831-3150

(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

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KATHERINE STONER, ESQ.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[X] on August 1, 2007 pursuant to paragraph (a) (1) of Rule 485

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TITLE OF SECURITIES BEING REGISTERED: Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus.

PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No.131 under the Investment Company Act of 1940, File Nos. 333-137942 and 811-03240, filed on May 1, 2007, Accession No. 0001193125-07-097222.

A supplement to the Prospectus is included in Part A of this Post-Effective Amendment No. 2.

The Variable Annuity Life Insurance Company

Separate Account A

Portfolio Director, Portfolio Director 2, Portfolio Director Plus

Fixed and Variable Deferred Annuity

SUPPLEMENT TO THE MAY 1, 2007 PROSPECTUS

Premium Enhancement Credit

Beginning August __, 2007, VALIC is offering a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria - 4% Premium Enhancement Credit

Participants

An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457 program in elementary and secondary schools) who opens a new 403(b) or 457 Portfolio Director account with VALIC. A "new" 403(b) or 457 account is an account opened between June 1 and December 31, 2007 that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions

A Premium Enhancement of 4% will be paid on "First-Year" contributions made to the new account that are received and credited by VALIC for a period of one year beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts

This program is available only to certain 403(b) or 457 Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria - 2% Premium Enhancement Credit

Participants

An "Eligible Participant" is a Participant who opens a new 403(b) Portfolio Director account with VALIC. A "new" 403(b) account is an account opened between June 1, 2007 and July 31, 2008 that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Rollover Deposits

A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date and between August 1, 2007 and July 31, 2008. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; a transfer or exchange from any other VALIC product; or transfers from non-403(b) accounts. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts

This program is available only to certain 403(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to ERISA or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for one-year periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

PART B - PROSPECTUS

Incorporated by reference to Form N-4, Post Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No.131 under the Investment Company Act of 1940, File Nos. 333-137942 and 811-03240, filed on May 1, 2007, Accession No. 0001193125-07-097222.

Portfolio Director

Portfolio Director 2

Portfolio Director Plus

Fixed and Variable Deferred Annuity Contracts

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements: To be filed by amendment.

(b) Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (10)

2. Not Applicable.

3(a). Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (2)

4(a). Specimen Individual Annuity Contract. (Form UIT-194). (1)

4(b)(i). Specimen Group Annuity Contract. (Form UITG-194). (1)

4(b)(ii). Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194). (1)

4(b)(iii). Specimen Certificate of Participation under Group Annuity Contract (Form UITG-194P). (1)

4(b)(iv). Specimen Individual Retirement Account Annuity Contract. (Form UIT-IRA-194). (1)

4(b)(v). Specimen Simplified Employee Pension Contract (Form UIT-SEP-194). (1)

4(b)(vi). Specimen Endorsement to Group Annuity Contract or Certificate of Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)

4(b)(vii). Specimen SIMPLE Individual Retirement Annuity Contract (Form UIT-SIMPLE-897). (4)

4(b)(viii). Specimen Portfolio Director Endorsement to Individual Annuity Contract (Form IPD-798). (4)

4(b)(ix). Specimen Portfolio Director Individual Retirement Annuity (IRA) Endorsement to Individual Retirement Account Annuity Contract (Form IPDIRA-798). (4)

4(b)(x). Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798). (4)

4(b)(xi). Specimen Economic Growth and Tax Relief Reconciliation Act ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form EGTR-302). (10)

4(b)(xii). Specimen EGTRRA Individual Retirement Annuity Endorsement (Form EGTRIRA 802). (10)

4(b)(xiii). Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form ROTHEGTR-802). (10)

4(b)(xiv). Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (11)

4(b)(xv). Form of Premium Enhancement Credit Endorsement on First-Year Contributions. (Filed herewith)

4(b)(xvi). Form of Premium Enhancement Credit Endorsement on Eligible Deposits. (Filed herewith)

5(a)(i). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(a)(ii). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with Individual Retirement Annuities (IRA), Simplified Employee Pension Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(b). Specimen Group Master Application. (10)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990 (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006. (12)

7. Not Applicable.

8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Templeton Variable Products Series Fund. (1)

(2) Form of Redacted Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable Annuity Life Insurance Company dated May 1, 2000. (2)

(3) Master Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Group of Funds. (8)

(4) Form of Redacted Administrative Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Services, Inc. (2)

8(b). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Dreyfus Variable Investment Fund. (1)

(2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997. (5)

(3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997. (2)

8(c). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (6)

(2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (3)

8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (6)

(2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (3)

(3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997. (2)

8(e). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (6)

(2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (7)

8(f). Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price Investment Services, Inc., entered into October 1, 1998. (4)

8(g)(i). Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust, dated January 4, 1999. (8)

8(g)(ii). Form of Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust dated October 2, 2000. (9)

8(g)(iii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Evergreen Investment Services, Inc. dated October 2, 2000. (9)

8(h)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Small Cap Growth Fund). (9)

8(h)(iii). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT MidCap Growth Fund, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(iv). Form of Administrative Services Agreement between The Variable Annuity Life

Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Mid Cap Growth Fund). (9)

8(i)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (9)

8(i)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Ariel Distributors, Inc. (9)

8(j)(i). Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(ii). Form of Participant Administrative Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(iii). Form of Distribution and Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Janus Distributors, Inc. (9)

8(k)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, INVESCO Stock Funds, Inc. and INVESCO Distributors, Inc. (9)

8(k)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and INVESCO Funds Group, Inc. (9)

8(l)(i). Form of Participation Agreement between The Variable Annuity Life Insurance

Company, Warburg Pincus Small Company Growth Funds (common shares), Credit

Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated October 2, 2000. (9)

8(l)(ii). Form of Administrative Services Agreement Letter between The Variable Annuity Life Insurance Company and Credit Suisse Asset Management, LLC dated October 2, 2000. (9)

8(m)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Lou Holland Fund and HCM Investments, Inc. dated November 1, 2000. (9)

8(m)(ii). Form of Administrative Services Agreement between The Variable Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000. (9)

8(n). Form of Agency Agreement between The Variable Annuity Life Insurance Company,

MAS Funds, MAS Fund Distribution, Inc. and Miller Anderson & Sherrerd, LLP

dated November 1, 2000. (9)

9. Opinion of Counsel and Consent of Depositor. (13)

10. Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

11. Not Applicable.

12. Not Applicable.

13. Calculation of standard and nonstandard performance information. (3)

14. Powers of Attorney - The Variable Annuity Life Insurance Company. (12)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)
  Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.
  Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.
  Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.
  Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.
  Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.
  Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.
  Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.
  Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, Accession No. 0000950129-99-001733.
  Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.
  Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.

(11) Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000020.

(12) Incorporated by reference to Initial Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No. 0001193125-06-206012.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession No. 0001193125-06-254482.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR

Jay S. Wintrob* Director

Bruce R. Abrams Director, President and Chief Executive Officer

Randall W. Epright** Executive Vice President & Chief Information Officer

Sharla A. Jackson*** Director, Executive Vice President - Operations

Michael J. Perry Executive Vice President - National Sales

Christopher J. Swift Director

Jay G. Wilkinson Executive Vice President - Group Management

Michael J. Akers Director, Senior Vice President & Chief Actuary

Leslie K. Bates Senior Vice President

Michael T. Buchanan Senior Vice President - Business Development

Lillian Caliman Senior Vice President & Divisional Chief Information Officer

James Coppedge Senior Vice President & General Counsel

Evelyn Curran Senior Vice President - Product Development

David H. den Boer Senior Vice President & Chief Compliance Officer

Terry B. Festervand Senior Vice President and Treasurer

N. Scott Gillis** Director, Senior Vice President & Principal Financial Officer

Glenn Harris Senior Vice President - Group Management

Kathleen M. McCutcheon Director, Senior Vice President - Human Resources

Thomas G. Norwood Senior Vice President - Broker/Dealer Operations

Kellie Richter Senior Vice President - Marketing Strategy

Brenda Simmons Senior Vice President

Robert E. Steele*** Senior Vice President - Specialty Products

Richard L. Bailey Vice President - Group Actuarial

Kurt W. Bernlohr Vice President - Annuity Products

William B. Bartelloni Vice President

Mary C. Birmingham Vice President

Gregory Stephen Broer Vice President - Actuarial

Richard A. Combs Vice President - Actuarial

Bruce Corcoran Vice President

Neil J. Davidson Vice President - Actuarial

Robin F. Farris Vice President

Darlene Flagg Vice President - Case Development

Mark D. Foster Vice President - VFA Compensation

Daniel Fritz Vice President - Actuarial

Marc Gamsin* Vice President

David W. Hilbig Vice President - Education Services & Marketing Communications

Eric B. Holmes Vice President

Michael R. Hood Vice President

Jeffrey M. Hughes Vice President

Stephen M. Hughes Vice President - Marketing

Paul Jackson Vice President

Joanne M. Jarvis Vice President - Sales Planning & Reporting

Dave Jorgensen Vice President and Controller

Joan M. Keller Vice President - Client Service Processing

Ted G. Kennedy Vice President - Government Relations

Calvin King Vice President - North Houston CCC

Gary J. Kleinman **** Vice President

Pirie McIndoe Vice President

Joseph P. McKernan Vice President - Information Technology

Lou McNeal Vice President

Kevin S. Nazworth Vice President

Greg Outcalt* Vice President

Rembert R. Owen, Jr. Vice President & Assistant Secretary

Phillip W. Schraub Vice President

Richard W. Scott**** Vice President & Chief Investment Officer

Cynthia S. Seeman Vice President

James P. Steele*** Vice President - Specialty Products

Katherine Stoner Vice President & Secretary

Richard Turner Vice President - Retirement Services Tax

Krien Verberkmoes Vice President - Sales Compliance

Darla G. Wilton Vice President - National Sales

William Fish Investment Officer

Roger E. Hahn Investment Officer

Craig R. Mitchell Investment Officer

Alan Nussenblatt Investment Officer

Sam Tillinghast Investment Officer

W. Larry Mask Real Estate Investment Officer & Assistant Secretary

Daniel R. Cricks Tax Officer

Kortney S. Farmer Assistant Secretary

Tracey E. Harris Assistant Secretary

Debra L. Herzog Assistant Secretary

Paula G. Payne Assistant Secretary

Connie E. Pritchett*** Assistant Secretary

John Fleming Assistant Treasurer

Paul Hoepfl Assistant Treasurer

Louis McNeal Assistant Treasurer

Robert C. Bauman Administrative Officer

Joyce Bilski Administrative Officer

Kara R. Boling Administrative Officer

Fred Caldwell Administrative Officer

Debbie G. Fewell Administrative Officer

Tom Goodwin Administrative Officer

Carolyn Gutierrez Administrative Officer

Ted D. Hennis Administrative Officer

Kathleen Janos Administrative Officer

Paul Jackson Administrative Officer

Richard D. Jackson Administrative Officer

Joella McPherson Administrative Officer

Michael M. Mead Administrative Officer

Steven Mueller Administrative Officer

Linda Pinney Administrative Officer

Sheryl Reed Administrative Officer

Carolyn Roller Administrative Officer

Diana Smirl Administrative Officer

Kathryn T. Smith Administrative Officer

Thomas M. Ward Administrative Officer

* 1 SunAmerica Center, Los Angeles, California 90067-6022

** 21650 Oxnard Ave., Woodland Hills, California 91367

*** 205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-07-003026, filed March 1, 2007 and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 30, 2007:
	Qualified Contracts		Non-Qualified Contracts
	Group	Individual	Group	Individual
Portfolio Director	529	782	25	0
Portfolio Director 2	8,499	3,063	742	0
Portfolio Director Plus	16,050	5,573	3,096	0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or (ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:
Name and Principal Business Address	Position and Offices With Underwriter American General Distributors, Inc.
Evelyn Curran	Director, Chief Executive Officer and President
David H. den Boer	Director, Senior Vice President and Secretary
Katherine Stoner	Director and Assistant Secretary
Thomas G. Norwood	Executive Vice President
Krien VerBerkmoes	Chief Compliance Officer
John Reiner	Chief Financial Officer and Treasurer
Terry B. Festervand Paul Hoepfl	Assistant Treasurer Assistant Treasurer
Kathleen Janos	Assistant Treasurer
Daniel R. Cricks	Tax Officer
Kortney S. Farmer	Assistant Secretary
Debra L. Herzog	Assistant Secretary
Paula G. Payne	Assistant Secretary

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

The Variable Annuity Life Insurance Company

Attn: Operations Administration

2929 Allen Parkway

Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

(4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

(c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

(d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

(a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

(b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

(c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

(d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of May, 2007.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

(Registrant)

BY: THE VARIABLE ANNUITY LIFE INSURANCE

COMPANY

(On behalf of the Registrant and itself)

BY: /s/ KATHERINE STONER

Katherine Stoner

Vice President, Associate General

Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature Title Date

JAY S. WINTROB * Director May 25, 2007

Jay S. Wintrob

BRUCE R. ABRAMS * Director and Chief May 25, 2007

Bruce R. Abrams Executive Officer

MICHAEL J. AKERS * Director May 25, 2007

Michael J. Akers

N. SCOTT GILLIS * Director and Principal May25, 2007

N. Scott Gillis Financial Officer

SHARLA A. JACKSON * Director May 25, 2007

Sharla A. Jackson

KATHLEEN M. MCCUTCHEON * Director May 25, 2007

Kathleen M. McCutcheon

CHRISTOPHER J. SWIFT * Director May 25, 2007

Christopher J. Swift

/s/ DAVID S. JORGENSEN Vice President May 25, 2007

David S. Jorgensen and Controller

(Principal Accounting Officer)

* /s/ KATHERINE STONER Attorney-In-Fact May 25, 2007

Katherine Stoner

Index of Exhibits

4(b)(xv). Form of Premium Enhancement Credit Endorsement on First-Year Contributions

4(b)(xvi). Form of Premium Enhancement Credit Endorsement on Eligible Deposits